UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File Number:  811-21349

                     BlackRock Limited Duration Income Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                    100 Bellevue Parkway, Wilmington DE 19809
                    -----------------------------------------
               (Address of principal executive offices) (Zip code)

                           Robert S. Kapito, President
                               40 East 52nd Street
                            New York, New York 10022
                         ------------------------------
                     (name and address of agent for service)

Registrant's telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31

Date of reporting period:  07/01/2004 - 06/30/2005

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=================== BLACKROCK LIMITED DURATION INCOME TRUST ====================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.


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                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                   BlackRock Limited Duration Income Trust



                    by /s/ Robert S. Kapito
                      ---------------------------
                      Robert S. Kapito
                      Principal Executive Officer

Date:  August 17, 2005